Form N-1A Supplement	May 31, 2026
StockSnips AI-Powered Sentiment US All Cap ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	StockSnips AI-Powered Sentiment US All Cap ETF (NEWZ) February 26, 2026 Supplement to the Summary Prospectus and Prospectus, each dated May 31, 2025, as previously supplemented